TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Income Fund
TDAM Global Equity Income Fund
(each, a “Fund” and together, the “Funds”)

Supplement dated September 25, 2013
to the Prospectuses and Statement of Additional Information of the Funds,
dated March 22, 2013, as amended March 27, 2013

Effective September 25, 2013, the TDAM U.S. Equity Income Fund is renamed “TDAM U.S. Equity Shareholder Yield Fund”. Accordingly, effective September 25, 2013, all references in the TDAM U.S. Equity Income Fund’s Prospectus and Statement of Additional Information to “TDAM U.S. Equity Income Fund” are replaced with “TDAM U.S. Equity Shareholder Yield Fund” and all references to “U.S. Equity Income Fund” are replaced with “U.S. Equity Shareholder Yield Fund”.

Effective September 25, 2013, the TDAM Global Equity Income Fund is renamed “TDAM Global Equity Shareholder Yield Fund”. Accordingly, effective September 25, 2013, all references in the TDAM Global Equity Income Fund’s Prospectus and Statement of Additional Information to “TDAM Global Equity Income Fund” are replaced with “TDAM Global Equity Shareholder Yield Fund” and all references to “Global Equity Income Fund” are replaced with “Global Equity Shareholder Yield Fund”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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